Stock-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended				0 Months Ended	9 Months Ended
	Jul. 15, 2013	May 22, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Two Executive Officers [Member]	Sep. 30, 2012 Two Executive Officers [Member]	Sep. 30, 2013 Executive Officer [Member]	Sep. 30, 2013 Executive Officer [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Number Of Shares							2,813	5,625	3,125
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 7.20
Share-based compensation expense recognized related to employees and directors			$ 12,200	$ 14,200	$ 43,900	$ 27,600
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price			$ 8.08		$ 8.08
Award vesting rights							50%			33.3%
Shares granted to two executive officers	3,125	5,625
Share price on date of grant	$ 7.28
Shares issued to independent directors			747	1,090	1,494	2,725